Note 5 - Income Taxes	3 Months Ended
Sep. 30, 2012
Note 5 - Income Taxes:
Note 5 - Income Taxes

NOTE 5 – Income Taxes

The provision (benefit) for income taxes for the period from February 23, 2011 (inception) to September 30, 2012 was as follows, assuming a 35 percent effective tax rate:

	For the nine months ended 9/30/12		For the period February 23, 2011 (inception) to 9/30/1212
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$12,625		$25,997
Change in valuation allowance	(12,625)		(25,997)

Total deferred tax provision	$-		$-

As of September 30, 2012, the Company had approximately $74,278 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2031.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from February 23, 2011 (inception) to September 30, 2012 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.